Share-Based Compensation - Summary of Restricted Shares Activity (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	May 06, 2020	Dec. 31, 2019	Aug. 23, 2018	Jun. 30, 2018	Dec. 31, 2017
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted shares							25,363,637
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		104,163,686		98,444,732	4,000,000	33,818,182
Ordinary shares, surrendered						17,672,728
Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, surrendered						17,672,728
Unvested restricted shares						5,918,182
Acceleration of vesting shares	5,918,182
Mr. Chen | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued			1,000,000		4,000,000
Mr. Chen | Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, held						33,818,182
Key Management Founders | Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued						16,145,454